WORLDWIDE INDEX FUNDSSM


Supplement dated September 18, 1998 to
the Prospectus dated September 1, 1998


This supplement provides new and additional information beyond that contained in the prospectus. It should be retained and read in conjunction with such prospectus.


Under the heading FEES AND EXPENSES OF THE FUNDS, on page 4 of the prospectus, add the following sentence:

The purchase fee will be waived for all purchases, whether an initial purchase or a subsequent purchase, until October 1, 1998.




PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




WA05/54960.1